Annual Total Returns - Fidelity® Dividend Growth Fund [BarChart] - 07.31 Fidelity Dividend Growth Fund K PRO-09 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Class K	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	21.43%
Annual Return 2011	(8.34%)
Annual Return 2012	18.88%
Annual Return 2013	31.78%
Annual Return 2014	11.99%
Annual Return 2015	(0.51%)
Annual Return 2016	8.19%
Annual Return 2017	20.25%
Annual Return 2018	(7.08%)
Annual Return 2019	28.82%